DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
FixedRateMorgages[Member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	£ 53,136	[1]
Accumulated amount of fair value adjustment on the hedged item, Assets	(45)	[1]
Change in fair value of hedged item for ineffectiveness assessment	(173)	[1]
Foreign Currency Issuance [Member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Liabilities	63,746	[2]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	1,598	[2]
Change in fair value of hedged item for ineffectiveness assessment	807	[2]
Foreign Currency Issuance [Member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(165)	[2]
Cash flow hedge/currency translation reserve, Continuing hedges	114	[2]
Cash flow hedge/currency translation reserve, Discontinued hedges	327	[2]
Fixed Rate Bonds [Member] | Fair value hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	23,285	[3]
Accumulated amount of fair value adjustment on the hedged item, Assets	232	[3]
Change in fair value of hedged item for ineffectiveness assessment	(666)	[3]
Other Customer Deposits [Member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(62)	[4]
Cash flow hedge/currency translation reserve, Continuing hedges	70	[4]
Cash flow hedge/currency translation reserve, Discontinued hedges	(78)	[4]
Customer Loans [Member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	456	[1]
Cash flow hedge/currency translation reserve, Continuing hedges	867	[1]
Cash flow hedge/currency translation reserve, Discontinued hedges	60	[1]
Central Bank Balances [Member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(16)	[5]
Cash flow hedge/currency translation reserve, Continuing hedges	30	[5]
Cash flow hedge/currency translation reserve, Discontinued hedges	20	[5]
Deposits from Customers [Member] | Cash flow hedges [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(118)	[4]
Cash flow hedge/currency translation reserve, Continuing hedges	(9)	[4]
Cash flow hedge/currency translation reserve, Discontinued hedges	£ (6)	[4]

[1]	Included within Loans and advances to customers
[2]	Included within Debt securities in issue
[3]	Included within Financial assets at fair value through other comprehensive income
[4]	Included within Customer deposits
[5]	Included within Cash and balances at central banks